Intangible Assets (Details) - Schedule of Included Additions of Development Costs	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Salaries and related costs
- Staff	RM 111,594	$ 24,316